UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

11/30/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par		Value ($)
Bonds – 60.0%
Aerospace – 0.1%
Vought Aircraft Industries, Inc., 8%, 2011		$305,000	$210,450

Agency - Other – 2.6%
Financing Corp., 9.4%, 2018		$965,000	$1,340,323
Financing Corp., 10.35%, 2018		1,415,000	2,094,010
Financing Corp., STRIPS, 0%, 2017		860,000	602,043

			$4,036,376

Airlines – 0.2%
Continental Airlines, Inc., 7.339%, 2014		$390,000	$253,500

Asset Backed & Securitized – 0.7%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		$70,467	$32,211
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		500,000	215,463
Banc of America Commercial Mortgage, Inc., FRN, 6.003%, 2017		145,867	64,290
Citigroup Commercial Mortgage Trust, FRN, 5.889%, 2017		198,555	31,256
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		48,162	21,689
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039		240,000	163,401
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		237,347	109,743
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		240,000	145,223
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		189,579	83,043
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		256,753	114,632
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		66,000	29,249
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047		116,771	20,313
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051		256,150	113,959

			$1,144,472

Automotive – 0.9%
Accuride Corp., 8.5%, 2015		$190,000	$68,400
Allison Transmission, Inc., 11%, 2015 (n)		655,000	320,950
FCE Bank PLC, 7.125%, 2012	EUR	500,000	349,388
Ford Motor Credit Co. LLC, 9.75%, 2010		$185,000	93,436
Ford Motor Credit Co. LLC, 12%, 2015		755,000	368,350
Ford Motor Credit Co. LLC, 8%, 2016		500,000	210,714
General Motors Corp., 8.375%, 2033		180,000	39,600
Goodyear Tire & Rubber Co., 9%, 2015		40,000	29,800

			$1,480,638

Broadcasting – 1.3%
Allbritton Communications Co., 7.75%, 2012		$445,000	$258,100
Bonten Media Acquisition Co., 9%, 2015 (p)(z)		285,000	99,750
CanWest MediaWorks LP, 9.25%, 2015 (n)		120,000	39,600
Clear Channel Communications, 10.75%, 2016 (n)		100,000	29,000
DirectTV Holdings LLC, 7.625%, 2016		345,000	294,113
Lamar Media Corp., 6.625%, 2015		445,000	322,625
Lamar Media Corp., “C”, 6.625%, 2015		140,000	101,500
LBI Media, Inc., 8.5%, 2017 (n)		185,000	64,750
LIN TV Corp., 6.5%, 2013		650,000	302,250
Local TV Finance LLC, 9.25%, 2015 (n)(p)		450,000	180,563
Newport Television LLC, 13%, 2017 (n)(p)		495,000	128,700
Nexstar Broadcasting Group, Inc., 7%, 2014		325,000	159,250
Univision Communications, Inc., 9.75%, 2015 (n)(p)		530,000	67,575
Young Broadcasting, Inc., 8.75%, 2014		110,000	1,650

			$2,049,426

Brokerage & Asset Managers – 0.1%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$450,000	$137,813

Building – 0.4%
Associated Materials, Inc., 9.75%, 2012		$95,000	$81,225

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$295,000	$150,450
Building Materials Corp. of America, 7.75%, 2014	180,000	114,300
Nortek Holdings, Inc., 8.5%, 2014	80,000	24,400
Nortek, Inc., 10%, 2013	150,000	105,000
Ply Gem Industries, Inc., 9%, 2012 (l)	325,000	87,750
Ply Gem Industries, Inc., 11.75%, 2013	110,000	65,175

		$628,300

Business Services – 0.3%
First Data Corp., 9.875%, 2015	$490,000	$281,750
SunGard Data Systems, Inc., 10.25%, 2015	362,000	209,960

		$491,710

Cable TV – 1.2%
CCH II Holdings LLC, 10.25%, 2010	$145,000	$73,588
CCO Holdings LLC, 8.75%, 2013	1,185,000	675,450
CSC Holdings, Inc., 6.75%, 2012	315,000	263,813
CSC Holdings, Inc., 8.5%, 2015 (n)	295,000	238,213
Mediacom LLC, 9.5%, 2013	275,000	225,500
NTL Cable PLC, 9.125%, 2016	300,000	211,500
Time Warner Cable, Inc., 8.75%, 2019	205,000	201,392

		$1,889,456

Chemicals – 0.8%
Braskem S.A., 7.25%, 2018 (n)	$195,000	$128,213
Innophos Holdings, Inc., 8.875%, 2014	615,000	522,750
Momentive Performance Materials, Inc., 11.5%, 2016	440,000	116,600
Nalco Co., 7.75%, 2011	145,000	128,688
Nalco Co., 8.875%, 2013	520,000	416,000

		$1,312,251

Consumer Goods & Services – 0.5%
Corrections Corp. of America, 6.25%, 2013	$145,000	$127,600
Jarden Corp., 7.5%, 2017	100,000	65,000
KAR Holdings, Inc., 10%, 2015	305,000	85,400
Service Corp. International, 7.375%, 2014	120,000	97,200
Service Corp. International, 7%, 2017	540,000	388,800
Ticketmaster, 10.75%, 2016 (n)	170,000	85,000

		$849,000

Containers – 0.6%
Crown Americas LLC, 7.625%, 2013	$190,000	$175,750
Graham Packaging Holdings Co., 9.875%, 2014	300,000	189,000
Greif, Inc., 6.75%, 2017	570,000	478,800
Owens-Brockway Glass Container, Inc., 8.25%, 2013	125,000	117,500

		$961,050

Defense Electronics – 0.2%
L-3 Communications Corp., 5.875%, 2015	$360,000	$291,600

Electronics – 0.2%
Flextronics International Ltd., 6.25%, 2014	$250,000	$185,000
Freescale Semiconductor, Inc., 8.875%, 2014	150,000	51,000
Spansion, Inc., 11.25%, 2016 (n)	435,000	52,200

		$288,200

Emerging Market Quasi-Sovereign – 4.3%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$565,000	$480,250
Corporación Nacional del Cobre de Chile, 4.75%, 2014	1,348,000	1,232,866
Corporación Nacional del Cobre de Chile, 5.625%, 2035	1,083,000	841,271
Gazprom International S.A., 7.201%, 2020	1,247,763	898,207

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
NAK Naftogaz Ukrainy, 8.125%, 2009	$500,000	$275,000
National Power Corp., 6.403%, FRN, 2011	381,000	323,101
National Power Corp., 6.875%, 2016 (n)	100,000	75,000
National Power Corp., 6.875%, 2016	300,000	225,000
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	711,000	580,389
Pemex Project Funding Master Trust, 5.75%, 2018	485,000	395,906
Pemex Project Funding Master Trust, 6.625%, 2035	1,882,000	1,414,910

		$6,741,900

Emerging Market Sovereign – 7.5%
Federative Republic of Brazil, 6%, 2017	$800,000	$728,000
Federative Republic of Brazil, 8%, 2018	1,033,000	1,043,330
Federative Republic of Brazil, 11%, 2040	723,000	838,680
Gabonese Republic, 8.2%, 2017	278,000	172,360
Republic of Argentina, FRN, 3.127%, 2012	442,450	215,766
Republic of Colombia, 7.375%, 2017	729,000	672,503
Republic of Colombia, 7.375%, 2037	675,000	560,250
Republic of El Salvador, 7.65%, 2035	200,000	114,000
Republic of Indonesia, 6.875%, 2018 (n)	305,000	198,250
Republic of Indonesia, 8.5%, 2035	1,265,000	811,366
Republic of Indonesia, 7.75%, 2038 (n)	509,000	320,670
Republic of Panama, 7.25%, 2015	155,000	146,475
Republic of Panama, 9.375%, 2029	887,000	882,565
Republic of Peru, 6.55%, 2037	802,000	629,570
Republic of Philippines, 9.375%, 2017	460,000	460,000
Republic of Turkey, 7.25%, 2015	657,000	578,160
Republic of Turkey, 7.375%, 2025	297,000	240,570
Republic of Turkey, 8%, 2034	85,000	69,700
Republic of Turkey, 6.875%, 2036	575,000	402,500
Republic of Uruguay, 8%, 2022	1,351,000	1,079,449
Republic of Uruguay, 7.625%, 2036	700,000	500,500
Russian Federation, 7.5%, 2030	680,188	564,556
United Mexican States, 5.625%, 2017	522,000	464,580

		$11,693,800

Energy - Independent – 1.4%
Chaparral Energy, Inc., 8.875%, 2017	$175,000	$64,750
Chesapeake Energy Corp., 6.375%, 2015	370,000	259,000
Chesapeake Energy Corp., 6.875%, 2016	515,000	363,075
Forest Oil Corp., 7.25%, 2019	210,000	143,850
Forest Oil Corp., 7.25%, 2019 (n)	45,000	30,825
Hilcorp Energy I LP, 9%, 2016 (n)	340,000	243,100
Mariner Energy, Inc., 8%, 2017	195,000	104,325
OPTI Canada, Inc., 8.25%, 2014	395,000	154,050
Plains Exploration & Production Co., 7%, 2017	520,000	348,400
Quicksilver Resources, Inc., 7.125%, 2016	490,000	281,750
SandRidge Energy, Inc., 8.625%, 2015 (p)	115,000	73,025
SandRidge Energy, Inc., 8%, 2018 (n)	190,000	121,600

		$2,187,750

Energy - Integrated – 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$746,000	$613,137

Entertainment – 0.1%
AMC Entertainment, Inc., 11%, 2016	$200,000	$142,000
Marquee Holdings, Inc., 12%, 2014	120,000	67,800

		$209,800

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – 0.3%
General Motors Acceptance Corp., 6.875%, 2011		$905,000	$347,753
General Motors Acceptance Corp., 8%, 2031		200,000	52,598

			$400,351

Food & Beverages – 0.5%
ARAMARK Corp., 8.5%, 2015		$290,000	$240,700
Dean Foods Co., 7%, 2016		450,000	349,875
Del Monte Corp., 6.75%, 2015		300,000	244,500

			$835,075

Forest & Paper Products – 0.7%
Buckeye Technologies, Inc., 8%, 2010		$106,000	$96,460
Buckeye Technologies, Inc., 8.5%, 2013		15,000	12,825
Georgia-Pacific Corp., 7.125%, 2017 (n)		165,000	121,275
Georgia-Pacific Corp., 8%, 2024		90,000	58,050
Graphic Packaging International Corp., 9.5%, 2013		410,000	282,900
Jefferson Smurfit Corp., 8.25%, 2012		130,000	36,400
Millar Western Forest Products Ltd., 7.75%, 2013		585,000	245,700
NewPage Holding Corp., 10%, 2012		415,000	224,100
Smurfit-Stone Container Corp., 8%, 2017		107,000	28,355

			$1,106,065

Gaming & Lodging – 1.3%
Boyd Gaming Corp., 6.75%, 2014		$245,000	$147,000
Firekeepers Development Authority, 13.875%, 2015 (z)		145,000	94,250
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		720,000	93,600
Harrah’s Operating Co., Inc., 5.5%, 2010		600,000	285,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		725,000	161,313
Host Hotels & Resorts, Inc., 7.125%, 2013		185,000	134,588
Host Hotels & Resorts, Inc., 6.75%, 2016		150,000	99,750
MGM Mirage, 8.375%, 2011		325,000	156,813
MGM Mirage, 6.75%, 2013		650,000	338,000
Pinnacle Entertainment, Inc., 8.75%, 2013		20,000	15,200
Pinnacle Entertainment, Inc., 7.5%, 2015		530,000	291,500
Station Casinos, Inc., 6%, 2012		95,000	29,450
Station Casinos, Inc., 6.5%, 2014		440,000	39,600
Station Casinos, Inc., 6.875%, 2016		475,000	40,375
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		800,000	116,000

			$2,042,439

Industrial – 0.2%
Blount International, Inc., 8.875%, 2012		$255,000	$228,544
JohnsonDiversey, Inc., 9.625%, 2012	EUR	75,000	80,994

			$309,538

Insurance - Property & Casualty – 0.1%
USI Holdings Corp., 9.75%, 2015 (n)		$205,000	$82,256

Major Banks – 0.5%
Bank of America Corp., 8% to 2018, FRN to 2059		$440,000	$305,569
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		435,000	340,535
Wells Fargo Capital XV, 9.75%, 2059		110,000	103,950

			$750,054

Medical & Health Technology & Services – 2.7%
Biomet, Inc., 10%, 2017		$295,000	$265,500
Biomet, Inc., 11.625%, 2017		140,000	105,000
Community Health Systems, Inc., 8.875%, 2015		1,115,000	894,788
Cooper Cos., Inc., 7.125%, 2015		230,000	171,925
DaVita, Inc., 6.625%, 2013		98,000	86,730

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
DaVita, Inc., 7.25%, 2015	$654,000	$565,710
HCA, Inc., 6.375%, 2015	250,000	143,750
HCA, Inc., 9.25%, 2016	1,275,000	1,035,938
Psychiatric Solutions, Inc., 7.75%, 2015	155,000	112,375
U.S. Oncology, Inc., 10.75%, 2014	450,000	337,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)	205,000	155,800
Universal Hospital Services, Inc., FRN, 6.303%, 2015	65,000	42,250
VWR Funding, Inc., 10.25%, 2015 (p)	355,000	214,775

		$4,132,041

Metals & Mining – 1.0%
FMG Finance Ltd., 10.625%, 2016 (n)	$790,000	$446,350
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	670,000	475,700
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.084%, 2015	70,000	42,000
Peabody Energy Corp., 7.375%, 2016	105,000	90,300
Peabody Energy Corp., “B”, 6.875%, 2013	540,000	459,000

		$1,513,350

Mortgage Backed – 19.7%
Fannie Mae, 4.35%, 2013	$183,758	$180,699
Fannie Mae, 4.374%, 2013	131,290	129,602
Fannie Mae, 4.518%, 2013	122,205	121,377
Fannie Mae, 5.369%, 2013	96,645	98,686
Fannie Mae, 4.76%, 2014	83,757	83,716
Fannie Mae, 4.872%, 2014	314,894	315,441
Fannie Mae, 4.88%, 2014	103,212	102,987
Fannie Mae, 4.935%, 2014	167,271	167,830
Fannie Mae, 4.56%, 2015	206,765	203,414
Fannie Mae, 4.6%, 2015	28,570	27,965
Fannie Mae, 4.69%, 2015	199,587	196,965
Fannie Mae, 4.7%, 2015	149,302	147,082
Fannie Mae, 4.78%, 2015	84,756	83,764
Fannie Mae, 4.79%, 2015	127,574	126,195
Fannie Mae, 4.81%, 2015	190,734	188,754
Fannie Mae, 4.85%, 2015	183,801	182,809
Fannie Mae, 4.856%, 2015	66,726	65,658
Fannie Mae, 4.925%, 2015	136,440	136,249
Fannie Mae, 4.86%, 2015	167,051	166,455
Fannie Mae, 5.034%, 2015	66,269	66,313
Fannie Mae, 4.5%, 2016 - 2028	1,745,036	1,754,729
Fannie Mae, 5.09%, 2016	142,503	142,486
Fannie Mae, 5.423%, 2016	33,818	34,544
Fannie Mae, 5.395%, 2016	111,216	112,947
Fannie Mae, 5.93%, 2016	120,453	126,160
Fannie Mae, 5.845%, 2016	66,264	68,735
Fannie Mae, 4.996%, 2017	279,013	278,312
Fannie Mae, 5.05%, 2017	70,000	69,726
Fannie Mae, 5.06%, 2017	110,000	109,625
Fannie Mae, 5.3%, 2017	166,833	168,448
Fannie Mae, 5.32%, 2017	115,375	116,679
Fannie Mae, 5.38%, 2017	107,994	109,532
Fannie Mae, 5.28%, 2017	115,000	116,003
Fannie Mae, 5.5%, 2017 - 2038	7,173,758	7,300,752
Fannie Mae, 5.45%, 2017	111,850	113,901
Fannie Mae, 5.54%, 2017	190,000	194,473
Fannie Mae, 6%, 2017 - 2037	3,369,438	3,448,079
Fannie Mae, 6.5%, 2017 - 2037	333,357	343,132

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.19%, 2020	$98,320	$96,814
Fannie Mae, 5%, 2021 - 2028	1,695,250	1,704,393
Fannie Mae, 5.35%, 2023	96,129	97,587
Freddie Mac, 4.5%, 2015 - 2021	81,791	82,382
Freddie Mac, 6%, 2017 - 2038	600,037	613,238
Freddie Mac, 5%, 2017 - 2027	3,536,422	3,583,672
Freddie Mac, 5.5%, 2022 - 2035	3,539,543	3,595,180
Freddie Mac, 4%, 2024	148,372	148,379
Freddie Mac, 6.5%, 2037	1,269,883	1,307,951
Ginnie Mae, 5.5%, 2033 - 2038	1,326,014	1,353,004
Ginnie Mae, 5.612%, 2058	348,697	359,267
Ginnie Mae, 6.36%, 2058	297,357	318,393

		$30,660,484

Municipals – 1.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$585,000	$554,416
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	295,000	273,070
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	270,000	267,060
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	190,000	196,033
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	65,000	63,762
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	345,000	330,658

		$1,684,999

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.125%, 2016	$290,000	$203,000
Inergy LP, 6.875%, 2014	820,000	596,550

		$799,550

Natural Gas - Pipeline – 0.6%
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	$190,000	$121,600
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	280,000	232,251
El Paso Corp., 7.25%, 2018	190,000	132,050
Intergas Finance B.V., 6.875%, 2011	300,000	216,000
Williams Partners LP, 7.25%, 2017	205,000	160,925

		$862,826

Network & Telecom – 1.1%
Cincinnati Bell, Inc., 8.375%, 2014	$395,000	$291,806
Citizens Communications Co., 9.25%, 2011	275,000	235,813
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	195,000	141,375
Qwest Communications International, Inc., 7.25%, 2011	985,000	758,450
Qwest Corp., 7.875%, 2011	115,000	94,875
Windstream Corp., 8.625%, 2016	295,000	230,100

		$1,752,419

Oil Services – 0.8%
GulfMark Offshore, Inc., 7.75%, 2014	$5,000	$3,625
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,285,000	976,600
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	406,000	272,020

		$1,252,245

Other Banks & Diversified Financials – 0.2%
RSHB Capital S.A., 7.125%, 2014	$413,000	$263,411

Precious Metals & Minerals – 0.2%
Alrosa Finance S.A., 8.875%, 2014	$482,000	$265,083

Printing & Publishing – 0.5%
American Media Operations, Inc., 10.25%, 2009 (d)(z)	$14,726	$5,890
American Media Operations, Inc., “B”, 10.25%, 2009 (d)	405,000	162,000

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
Dex Media West LLC, 9.875%, 2013	$443,000	$97,460
Dex Media, Inc., 9%, 2013	250,000	32,500
Idearc, Inc., 8%, 2016	406,000	33,495
Nielsen Finance LLC, 10%, 2014	575,000	414,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	18,000	6,660
Quebecor World, Inc., 6.125%, 2013 (d)	120,000	4,200

		$756,205

Retailers – 0.1%
Couche-Tard, Inc., 7.5%, 2013	$40,000	$30,300
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	84,100

		$114,400

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$170,000	$119,000

Telecommunications - Wireless – 1.0%
Alltel Corp., 7%, 2012	$278,000	$261,320
Alltel Corp., 6.5%, 2013	100,000	91,000
MetroPCS Wireless, Inc., 9.25%, 2014	190,000	155,800
Sprint Nextel Corp., 4.169%, 2010	100,000	70,096
Sprint Nextel Corp., 8.375%, 2012	270,000	183,600
Vimpel-Communications, 8.375%, 2013 (n)	366,000	201,300
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	750,000	615,000

		$1,578,116

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018	$270,000	$273,218

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$270,000	$139,388

U.S. Government Agencies – 0.7%
Small Business Administration, 6.34%, 2021	$358,805	$371,459
Small Business Administration, 6.07%, 2022	317,512	327,711
Small Business Administration, 5.16%, 2028	489,046	467,626

		$1,166,796

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$66,186
U.S. Treasury Bonds, 4.75%, 2017 (f)	77,000	87,581
U.S. Treasury Bonds, 5.25%, 2029	36,000	43,529
U.S. Treasury Notes, 4%, 2014 (l)	18,000	19,890

		$217,186

Utilities - Electric Power – 1.9%
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	$314,000	$294,375
Dynegy Holdings, Inc., 7.5%, 2015	220,000	152,900
Dynegy Holdings, Inc., 7.75%, 2019	115,000	76,475
Edison Mission Energy, 7%, 2017	390,000	292,500
Enersis S.A., 7.375%, 2014	95,000	95,602
Mirant Americas Generation LLC, 8.3%, 2011	600,000	555,000
Mirant North America LLC, 7.375%, 2013	140,000	121,100
NRG Energy, Inc., 7.375%, 2016	930,000	755,625
Reliant Energy, Inc., 7.875%, 2017	204,000	148,410
Texas Competitive Electric Holdings LLC, 10.25% to 2010, 10.5 to 2015 (n)	715,000	457,600

		$2,949,587

Total Bonds		$93,496,711

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans – 1.9% (g)(r)
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 5.76%, 2014	$21,553	$11,300
Hawker Beechcraft Acquisition Co., Term Loan B, 5.76%, 2014	467,351	245,025

		$256,325

Automotive – 0.4%
Federal Mogul Corp., Term Loan B, 3.91%, 2014	$227,872	$113,177
Ford Motor Co., Term Loan B, 4.43%, 2013	875,186	350,075
General Motors Corp., Term Loan B, 5.8%, 2013 (o)	359,464	138,394
Mark IV Industries, Inc., Second Lien Term Loan, 11.88%, 2011	297,043	17,823

		$619,469

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 2014 (o)	$93,368	$40,148
Young Broadcasting, Inc., Term Loan, 5.26%, 2012	157,621	83,697
Young Broadcasting, Inc., Term Loan B-1, 5.26%, 2012	145,879	77,462

		$201,307

Business Services – 0.3%
First Data Corp., Term Loan B-1, 4.34%, 2014	$590,661	$399,434

Cable TV – 0.0%
Charter Communications Operating LLC, Term Loan B, 5.06%, 2014 (o)	$100,019	$67,221

Electronics – 0.0%
Freescale Semiconductor, Inc., Term Loan B, 4.6%, 2013	$100,701	$57,589

Forest & Paper Products – 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$148,613	$118,890

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.02%, 2014	$302,859	$21,200

Medical & Health Technology & Services – 0.3%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$5,230	$3,830
Community Health Systems, Inc., Term Loan, 4.39%, 2014	102,256	74,887
HCA, Inc., Term Loan B, 6.01%, 2013	430,180	321,605

		$400,322

Printing & Publishing – 0.1%
Nielsen Co., Term Loan, 4.23%, 2013	$113,102	$74,913
Tribune Co., Term Loan B, 6.5%, 2014 (d)	346,192	67,844

		$142,757

Retailers – 0.0%
Burlington Coat Factory, Term Loan B, 4.45%, 2013	$50,680	$21,933

Specialty Chemicals – 0.0%
Lyondell Chemical Co., 2014 (o)	$143,547	$57,957

Specialty Stores – 0.0%
Michaels Stores, Inc., Term Loan B, 4.05%, 2013	$70,797	$34,690

Utilities - Electric Power – 0.4%
Calpine Corp., Term Loan, 6.65%, 2014	$214,735	$150,238
NRG Energy, Inc., Letter of Credit, 2013 (o)	69,362	57,501
NRG Energy, Inc., Term Loan B, 2013 (o)	141,778	117,534
TXU Corp. Term Loan B-3, 5.28%, 2014	378,909	255,669

		$580,942

Total Floating Rate Loans		$2,980,036

Common Stocks – 34.3%
Aerospace – 0.2%
Northrop Grumman Corp.	9,286	$380,262

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Airlines – 0.1%
Southwest Airlines Co.	12,970	$112,191

Automotive – 0.1%
Johnson Controls, Inc.	7,970	$140,750

Biotechnology – 0.2%
Amgen, Inc. (a)	6,637	$368,619

Broadcasting – 0.3%
Time Warner, Inc.	15,450	$139,823
Walt Disney Co.	14,769	332,598

		$472,421

Brokerage & Asset Managers – 0.3%
Goldman Sachs Group, Inc.	4,190	$330,968
Invesco Ltd.	12,250	153,738
Merrill Lynch & Co., Inc.	4,740	62,663

		$547,369

Cable TV – 0.4%
Comcast Corp., “A”	26,940	$467,140
Time Warner Cable, Inc., “A” (a)	6,170	125,251

		$592,391

Chemicals – 0.3%
Dow Chemical Co.	7,874	$146,063
PPG Industries, Inc.	7,900	346,968

		$493,031

Computer Software – 0.1%
Oracle Corp. (a)	9,630	$154,947

Construction – 0.1%
NVR, Inc. (a)	190	$82,508

Consumer Goods & Services – 0.7%
Fortune Brands, Inc.	3,160	$119,448
Kimberly-Clark Corp.	2,083	120,377
Procter & Gamble Co.	12,370	796,010

		$1,035,835

Containers – 0.1%
Packaging Corp. of America	10,880	$162,438

Electrical Equipment – 0.7%
General Electric Co.	66,012	$1,133,426

Electronics – 0.3%
Intel Corp.	38,747	$534,709

Energy - Integrated – 3.4%
Chevron Corp.	22,475	$1,775,750
ConocoPhillips	5,600	294,112
Exxon Mobil Corp.	34,120	2,734,718
Hess Corp.	1,800	97,272
Marathon Oil Corp.	12,600	329,868

		$5,231,720

Engineering - Construction – 0.1%
Foster Wheeler Ltd. (a)	3,820	$85,033

Food & Beverages – 0.3%
General Mills, Inc.	1,727	$109,095
Pepsi Bottling Group, Inc.	19,190	347,147

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
SYSCO Corp.	3,770	$88,407

		$544,649

Food & Drug Stores – 0.3%
CVS Caremark Corp.	15,240	$440,893

Forest & Paper Products – 0.7%
Weyerhaeuser Co.	28,034	$1,054,639

Gaming & Lodging – 0.2%
Carnival Corp.	4,310	$90,510
Royal Caribbean Cruises Ltd.	17,811	167,780

		$258,290

General Merchandise – 0.5%
Family Dollar Stores, Inc.	4,670	$129,733
Macy’s, Inc.	16,095	119,425
Wal-Mart Stores, Inc.	9,520	531,978

		$781,136

Health Maintenance Organizations – 0.3%
WellPoint, Inc. (a)	11,440	$407,264

Insurance – 1.2%
ACE Ltd.	3,087	$161,296
Allstate Corp.	4,840	123,130
IPC Holdings Ltd.	4,980	139,440
MetLife, Inc.	12,152	349,492
Prudential Financial, Inc.	10,890	236,313
Travelers Cos., Inc.	18,450	805,343

		$1,815,014

Leisure & Toys – 0.1%
Hasbro, Inc.	5,900	$158,120

Machinery & Tools – 0.6%
Cummins, Inc.	4,070	$104,111
Eaton Corp.	11,530	534,300
Pitney Bowes, Inc.	4,220	104,276
Timken Co.	13,456	195,247
Trinity Industries, Inc.	5,240	77,919

		$1,015,853

Major Banks – 2.8%
Bank of America Corp.	68,381	$1,111,191
Bank of New York Mellon Corp.	6,530	197,271
Comerica, Inc.	3,970	89,524
JPMorgan Chase & Co.	39,240	1,242,338
PNC Financial Services Group, Inc.	8,060	425,326
Regions Financial Corp.	17,659	179,945
State Street Corp.	4,740	199,601
SunTrust Banks, Inc.	8,590	272,561
Wells Fargo & Co.	25,380	733,228

		$4,450,985

Medical & Health Technology & Services – 0.0%
Omnicare, Inc.	2,840	$68,472

Medical Equipment – 0.1%
Zimmer Holdings, Inc. (a)	4,300	$160,476

Metals & Mining – 0.2%
Allegheny Technologies, Inc.	3,202	$73,486

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Cliffs Natural Resources, Inc.	3,510	$83,363
Nucor Corp.	5,411	193,064

		$349,913

Natural Gas - Distribution – 0.2%
Questar Corp.	8,510	$273,937

Natural Gas - Pipeline – 0.4%
El Paso Corp.	28,570	$211,132
Williams Cos., Inc.	24,219	392,832

		$603,964

Oil Services – 0.1%
Diamond Offshore Drilling, Inc.	1,380	$101,844
Nabors Industries Ltd. (a)	8,540	123,830

		$225,674

Other Banks & Diversified Financials – 0.3%
Capital One Financial Corp.	3,250	$111,833
New York Community Bancorp, Inc.	11,430	149,162
TCF Financial Corp.	11,740	196,058

		$457,053

Personal Computers & Peripherals – 0.1%
NetApp, Inc. (a)	8,950	$120,825

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	22,166	$458,836
Eli Lilly & Co.	2,572	87,834
Johnson & Johnson	17,990	1,053,854
Merck & Co., Inc.	21,183	566,010
Pfizer, Inc.	56,260	924,352
Wyeth	15,060	542,311

		$3,633,197

Railroad & Shipping – 0.1%
Frontline Ltd.	3,940	$116,388

Real Estate – 12.2%
Alexandria Real Estate Equities, Inc., REIT	19,697	$872,183
Atrium European Real Estate Ltd. (a)	21,371	53,218
AvalonBay Communities, Inc., REIT	12,373	750,670
BRE Properties, Inc., REIT	29,419	863,742
British Land Co. PLC	40,231	325,660
Brixton PLC	112,095	207,794
CapitaLand Ltd., REIT	89,788	165,166
Douglas Emmett, Inc., REIT	11,992	122,318
EastGroup Properties, Inc., REIT	30,231	974,345
Equity Residential, REIT	27,991	851,766
Hammerson PLC	22,149	177,815
HCP, Inc., REIT	9,178	189,709
Highwoods Properties, Inc., REIT	48,844	1,166,395
Kimco Realty Corp., REIT	59,094	836,180
Lexington Corporate Properties Trust, REIT	148,604	720,729
Macerich Co., REIT	64,404	866,878
Medical Properties Trust, Inc., REIT	181,493	1,130,701
Mitsubishi Estate Co. Ltd.	12,000	179,533
Pennsylvania Real Estate Investment Trust, REIT	87,642	394,389
Plum Creek Timber Co., Inc., REIT	40,267	1,433,103
ProLogis, REIT	201,378	771,278
Public Storage, Inc., REIT	16,073	1,123,342

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Regency Centers Corp., REIT	19,326	$688,199
Simon Property Group, Inc., REIT	29,813	1,416,118
SL Green Realty Corp., REIT	35,874	680,171
Ventas, Inc., REIT	28,020	643,900
Vornado Realty Trust, REIT	20,421	1,091,502
Wereldhave N.V.	3,278	259,449

		$18,956,253

Restaurants – 0.1%
Darden Restaurants, Inc.	12,332	$225,552

Specialty Stores – 0.1%
Nordstrom, Inc.	8,090	$91,983

Telephone Services – 1.8%
AT&T, Inc.	35,820	$1,023,019
Embarq Corp.	18,339	598,585
Qwest Communications International, Inc.	82,000	262,400
Verizon Communications, Inc.	24,990	815,924
Virgin Media, Inc.	24,060	113,804

		$2,813,732

Tobacco – 0.5%
Altria Group, Inc.	19,270	$309,862
Philip Morris International, Inc.	9,930	418,649

		$728,511

Utilities - Electric Power – 1.4%
American Electric Power Co., Inc.	12,481	$390,530
Duke Energy Corp. (a)	19,190	298,596
Edison International	15,500	517,700
FirstEnergy Corp.	9,540	558,844
FPL Group, Inc.	3,310	161,396
NRG Energy, Inc. (a)	3,500	82,915
Public Service Enterprise Group, Inc.	7,860	242,874

		$2,252,855

Total Common Stocks		$53,533,278

Preferred Stocks – 0.2%
Brokerage & Asset Managers – 0.2%
Merrill Lynch Co., Inc., 8.625%	14,975	$268,053

Money Market Funds (v) – 3.5%
MFS Institutional Money Market Portfolio, 1%, at Net Asset Value	5,434,185	$5,434,185

Collateral for Securities Loaned – 0.1%
Citigroup Repurchase Agreement, 0.25%, dated 11/28/08, due 12/01/08, total to be received $93,777 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Net Asset Value	93,775	$93,775

Total Investments		$155,806,038

Other Assets, Less Liabilities – 0.0%		18,760

Net Assets – 100.0%		$155,824,798

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,058,338, representing 5.2% of net assets.

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/18/08	$14,199	$5,890
Bonten Media Acquisition Co., 9%, 2015	5/22/07-5/31/07	285,581	99,750
Firekeepers Development Authority, 13.875%, 2015	4/22/08	139,483	94,250

Total Restricted Securities			$199,890
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$57,920,098	$97,885,940	$—	$155,806,038
Other Financial Instruments	$(35,684)	$24,466	$—	$(11,218)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$218,764,525

Gross unrealized appreciation	$1,437,748
Gross unrealized depreciation	(64,396,235)

Net unrealized appreciation (depreciation)	$(62,958,487)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At November 30, 2008, the value of securities loaned was $112,016. These loans were collateralized by cash of $93,775 and U.S. Treasury obligations of $20,462.

(4) Derivative Contracts at 11/30/08

Forward Foreign Currency Exchange Contracts at 11/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	359,643	12/22/08	$482,372	$456,831	$25,541

						$25,541

Depreciation
SELL	EUR	65,996	12/22/08	$82,993	$83,830	$(837)
SELL	EUR	33,508	12/22/08	42,325	42,563	(238)

						$(1,075)

MFS Diversified Income Fund

Supplemental Information (Unaudited) 11/30/08

Futures contracts outstanding at 11/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Long)	7	$870,868	Mar-09	$21,522
U.S. Treasury Note 2 yr (Long)	10	2,160,973	Mar-09	7,153
U.S. Treasury Note 5 yr (Long)	15	1,725,873	Mar-09	24,791
U.S. Treasury Note 10 yr (Short)	25	2,935,069	Mar-09	(89,150)

				$(35,684)

At November 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended November 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,652,415	71,834,318	(73,052,548)	5,434,185

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$123,923	$5,434,185

MFS® Government Securities Fund

11/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Agency - Other – 6.6%
Financing Corp., 10.7%, 2017	$14,360,000	$21,056,800
Financing Corp., 9.4%, 2018	11,750,000	16,319,998
Financing Corp., 9.8%, 2018	14,975,000	21,338,896
Financing Corp., 10.35%, 2018	15,165,000	22,442,168
Financing Corp., STRIPS, 0%, 2017	18,780,000	13,146,939

		$94,304,801

Mortgage Backed – 65.9%
Fannie Mae, 4%, 2016	$2,145,067	$2,146,036
Fannie Mae, 4.35%, 2013	895,821	880,908
Fannie Mae, 4.374%, 2013	2,494,514	2,462,438
Fannie Mae, 4.5%, 2015 - 2028	50,690,430	50,969,686
Fannie Mae, 4.518%, 2014	2,729,175	2,697,452
Fannie Mae, 4.543%, 2013	1,426,212	1,417,087
Fannie Mae, 4.56%, 2015	2,311,808	2,265,447
Fannie Mae, 4.6%, 2014	1,788,841	1,768,028
Fannie Mae, 4.62%, 2015	3,303,842	3,251,004
Fannie Mae, 4.665%, 2015	1,561,094	1,537,804
Fannie Mae, 4.666%, 2014	5,833,069	5,772,059
Fannie Mae, 4.69%, 2015	1,272,252	1,255,536
Fannie Mae, 4.7%, 2015	1,791,271	1,767,560
Fannie Mae, 4.73%, 2012	2,730,806	2,736,585
Fannie Mae, 4.74%, 2015	1,767,772	1,747,172
Fannie Mae, 4.77%, 2014	1,540,282	1,531,281
Fannie Mae, 4.78%, 2015	1,926,544	1,903,985
Fannie Mae, 4.786%, 2012	740,042	743,463
Fannie Mae, 4.79%, 2012 - 2015	13,245,592	13,353,473
Fannie Mae, 4.81%, 2015	1,659,388	1,642,162
Fannie Mae, 4.815%, 2015	1,968,000	1,950,325
Fannie Mae, 4.82%, 2014 - 2015	6,499,250	6,453,313
Fannie Mae, 4.839%, 2014	8,510,900	8,498,075
Fannie Mae, 4.845%, 2013	3,701,273	3,712,794
Fannie Mae, 4.85%, 2015	1,423,512	1,415,828
Fannie Mae, 4.87%, 2015	1,358,093	1,350,463
Fannie Mae, 4.872%, 2014	5,593,527	5,603,241
Fannie Mae, 4.88%, 2020	1,234,684	1,224,997
Fannie Mae, 4.89%, 2015	1,257,334	1,252,580
Fannie Mae, 4.92%, 2014	1,135,093	1,133,372
Fannie Mae, 4.925%, 2015	4,754,637	4,747,983
Fannie Mae, 4.935%, 2014	776,883	779,475
Fannie Mae, 4.996%, 2017	4,433,017	4,421,874
Fannie Mae, 5%, 2013 - 2027	61,899,095	62,635,415
Fannie Mae, 5.05%, 2017	1,897,000	1,889,570
Fannie Mae, 5.06%, 2013 - 2017	2,867,721	2,875,311
Fannie Mae, 5.09%, 2016	600,000	599,122
Fannie Mae, 5.1%, 2014 - 2015	3,237,271	3,249,028
Fannie Mae, 5.19%, 2020	1,519,742	1,496,469
Fannie Mae, 5.27%, 2016	650,000	655,569
Fannie Mae, 5.3%, 2017	785,096	792,698
Fannie Mae, 5.369%, 2013	1,932,894	1,973,725
Fannie Mae, 5.38%, 2017	2,071,516	2,101,018
Fannie Mae, 5.423%, 2016	2,930,576	2,993,455
Fannie Mae, 5.471%, 2015	2,374,054	2,432,487
Fannie Mae, 5.5%, 2017 - 2038	241,978,045	246,385,475
Fannie Mae, 5.549%, 2018	1,880,000	1,890,009
Fannie Mae, 6%, 2017 - 2037	87,955,289	90,011,509

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2016 - 2037	$27,553,114	$28,427,750
Fannie Mae, 7.5%, 2024 - 2031	554,152	583,920
Freddie Mac, 3.75%, 2024	1,584,257	1,580,087
Freddie Mac, 4%, 2024	2,311,519	2,312,042
Freddie Mac, 4.375%, 2015	5,084,191	5,097,016
Freddie Mac, 4.5%, 2010 - 2026	13,120,910	13,177,866
Freddie Mac, 5%, 2016 - 2028	74,759,241	75,401,271
Freddie Mac, 5.5%, 1936 - 2035	116,198,604	117,974,911
Freddie Mac, 6%, 1938 - 2038	54,692,123	55,884,927
Freddie Mac, 6.5%, 2016 - 2037	10,999,007	11,324,935
Ginnie Mae, 5.5%, 2033 - 2038	49,948,185	50,909,823
Ginnie Mae, 5.612%, 2058	7,804,660	8,041,239
Ginnie Mae, 6.36%, 2058	7,044,216	7,542,538

		$944,632,671

Municipals – 3.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$12,420,000	$11,770,682
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	7,665,000	7,095,184
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	7,075,000	6,997,953
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	5,080,000	5,241,290
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,465,000	2,418,042
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	8,950,000	8,577,949
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	2,325,000	2,490,052

		$44,591,152

U.S. Government Agencies – 5.8%
Aid-Egypt, 4.45%, 2015	$7,118,000	$7,413,611
Empresa Energetica Cornito Ltd., 6.07%, 2010	3,157,000	3,265,064
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,919,652
Freddie Mac, 5%, 2017	5,974,000	6,365,213
Small Business Administration, 4.77%, 2024	4,341,295	4,291,300
Small Business Administration, 4.86%, 2024 - 2025	7,443,219	7,388,347
Small Business Administration, 4.88%, 2024	2,566,360	2,546,106
Small Business Administration, 4.89%, 2023	5,503,633	5,492,046
Small Business Administration, 4.98%, 2023	2,156,593	2,155,380
Small Business Administration, 4.99%, 2024	3,837,987	3,836,094
Small Business Administration, 5.11%, 2025	3,954,208	3,966,631
Small Business Administration, 5.52%, 2024	3,396,588	3,469,904
Small Business Administration, 6.07%, 2022	2,304,229	2,378,247
Small Business Administration, 6.34%, 2021	2,332,230	2,414,483
Small Business Administration, 6.35%, 2021	2,043,712	2,115,766
Small Business Administration, 6.44%, 2021	2,272,152	2,358,855
Small Business Administration, 6.625%, 2021	2,533,295	2,640,988
Small Business Administration, 8.625%, 2011	59,104	59,983
Small Business Administration, 8.8%, 2011	58,370	59,499
Small Business Administration, 9.05%, 2009	7,051	7,155
Small Business Administration, 9.1%, 2009	1,928	1,964
Small Business Administration, 9.25%, 2010	24,364	24,702
Small Business Administration, 9.3%, 2010	52,609	53,801
Small Business Administration, 9.5%, 2010	23,925	24,401
Small Business Administration, 9.65%, 2010	30,159	30,847
Small Business Administration, 9.7%, 2010	17,083	17,424
Small Business Administration, 10.05%, 2009	843	858
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,469,119
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,970,000	1,984,151

		$83,751,591

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 17.7%
U.S. Treasury Bonds, 2.375%, 2010	$4,740,000	$4,861,832
U.S. Treasury Bonds, 7.5%, 2016	3,421,000	4,464,405
U.S. Treasury Bonds, 4.75%, 2017	6,051,000	6,882,541
U.S. Treasury Bonds, 6.875%, 2025	1,307,000	1,841,032
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,661,912
U.S. Treasury Bonds, 6.75%, 2026 (f)	13,244,000	18,478,479
U.S. Treasury Bonds, 5.25%, 2029	26,836,000	32,448,508
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,327,032
U.S. Treasury Notes, 4.75%, 2010	3,779,000	3,962,931
U.S. Treasury Notes, 5.125%, 2011	73,468,000	81,009,931
U.S. Treasury Notes, 4.125%, 2012	15,630,000	17,254,051
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,990,732
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,780,848
U.S. Treasury Notes, 3.125%, 2013	2,280,000	2,413,059
U.S. Treasury Notes, 4%, 2014	14,781,000	16,333,005
U.S. Treasury Notes, 4.75%, 2014	6,223,000	7,132,628
U.S. Treasury Notes, 3.75%, 2018	33,912,000	36,195,770

		$254,038,696

Total Bonds		$1,421,318,911

Money Market Funds (v) – 2.6%
MFS Institutional Money Market Portfolio, 1%, at Net Asset Value	37,009,589	$37,009,589

Total Investments		$1,458,328,500

Other Assets, Less Liabilities – (1.7)%		(24,898,027)

Net Assets – 100.0%		$1,433,430,473

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,919,652 representing 0.8% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Government Securities Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$37,009,589	$1,421,318,911	$—	$1,458,328,500
Other Financial Instruments	$(389,092)	$—	$—	$(389,092)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,425,298,875

Gross unrealized appreciation	$39,044,184
Gross unrealized depreciation	(6,014,559)

Net unrealized appreciation (depreciation)	$33,029,625

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 11/30/08

Futures contracts outstanding at 11/30/08

Description	Contracts	Value	Expiration Date	Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	120	$15,298,125	Mar-09	$(389,092)

At November 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended November 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,523,941	461,062,574	(460,576,926)	37,009,589

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$378,361	$37,009,589

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2009

*	Print name and title of each signing officer under his or her signature.